Borrowings (Table)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Short-term borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2012	2011
Balance at year-end	$43,992	$37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	43,992	37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22	0.43

Concerning other borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	Maturity range		Weighted average interest	Stated interest rate range		At December 31,
Description	From	To	rate	From	To	2012	2011
Fixed rate	3/14/2012	12/21/2017	3.62%	3.48%	3.73%	12,000	18,000
Fixed rate amortizing	1/1/2012	3/1/2017	6.01	4.80	7.15	672	1,161

						12,672	19,161

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2012, are summarized as follows:

(Dollars in thousands) Year ending December 31	Amount	Weighted- average rate
2013	$215	6.06%
2014	2,190	3.91
2015	169	6.01
2016	96	5.84
2017	10,002	3.61

	$12,672	3.75%